Financial instruments - Financial liabilities at fair value through profit or loss (Details) - Financial liabilities at fair value through profit or loss - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Level 1
Disclosure of financial assets [line items]
Financial liabilities	£ 6,187	£ 10,730
Level 3
Disclosure of financial assets [line items]
Financial liabilities	92,450	112,799
Convertible Senior Secured Notes | Level 3
Disclosure of financial assets [line items]
Financial liabilities	92,450	112,799
Warrant liabilities | Level 1
Disclosure of financial assets [line items]
Financial liabilities	£ 6,187	£ 10,730